Property, It and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, IT and equipment
$000	Furniture and fixtures	IT equipment	Total
Cost
At 1 January 2020	16	38	54
Additions	-	1	1
Disposals	-	-	-
At 31 December 2020	16	39	55

Depreciation
At 1 January 2020	12	35	47
Charge in year	3	2	5
At 31 December 2020	15	37	52

Net Book Value as at 31 December 2020	1	2	3

$000	Furniture and fixtures	IT equipment	Total
Cost
At 1 January 2021	16	39	55
Additions		22	22
Disposals
At 31 December 2021	16	61	77

Depreciation
At 1 January 2021	15	37	52
Charge in year	1	7	8
At 31 December 2021	16	44	60

Net Book Value as at 31 December 2021	-	17	17